Patents (Tables)	12 Months Ended
Oct. 31, 2021
Intangible assets and goodwill [abstract]
Disclosure of detailed information about patents [Table Text Block]

	November 1,		October 31,			October 31,
	2019	Additions	2020	Additions	Writeoffs	2021
Cost	$681,288	$-	$681,288	$-	$-	$681,288
Accumulated amortization	661,288	8,123	669,411	8,000	-	677,411
Net book value	$20,000		$11,877			$3,877